Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of components of income/(loss) before income taxes

The components of income/(loss) before income taxes are as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Domestic (UK)	$(17,308,782)	$(17,394,074)	$(16,870,699)
Foreign	(115,455)	312,457	24,496
Loss before income tax	$(17,424,237)	$(17,081,617)	$(16,846,203)

Schedule of income taxes relating to the company's operations

Income taxes relating to the Company’s operations are as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Current income taxes
Domestic (UK)	—	—	—
U.S.	—
Foreign	—	—	—

Deferred income taxes	—	—	—
Domestic (UK)	—	—	—
Foreign	—	—	—
Income tax expense/recovery	—	—	—

Schedule of income taxes at the UK statutory rate compared to the company's income tax expenses

Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Net loss before income tax	$(17,424,237)	$(17,081,617)	$(16,846,203)
Statutory rate	19.00%	19.00%	19.00%
Expected income tax recovery	(3,310,605)	(3,245,507)	(3,200,779)
Impact on income tax expense/recovery from
Change in valuation allowance	3,958,517	4,287,778	3,150,021
Permanent differences	39,572	81	161,543
U.S. state taxes (net of FBOS)	(534,862)	(655,877)	(370,870)
Tax rate difference in foreign jurisdictions	(122,064)	(136,343)	(1,960)
Change of tax rate due to U.S. tax reform	60,369	—	—
Change of tax rate from prior year	(90,927)	—	(63,133)
Deferred tax adjustments	—	(250,132)	325,178
Income tax expense	—	—	—

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities consist of the following:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Stock-based compensation	1,426,602	1,295,841
PP&E and other accrued liabilities	571,006	244,638
Intangibles	1,588,365	1,763,151
Warrant revaluation	—	—
Tax loss carry forward	26,736,219	22,913,429
Valuation allowance	(30,322,192)	(26,217,059)
Deferred tax assets/liabilities	—	—